Auditor’s remuneration paid to PricewaterhouseCoopers LLP (Tables)	12 Months Ended
Dec. 31, 2025
Auditor's remuneration [abstract]
Summary of Auditor's Remuneration Paid to Pricewaterhouse Coopers LLP

	2025	2024	2023
	$m	$m	$m
Audit of the Financial Statements	7	7	7
Audit of subsidiaries	3	3	3
Other assurance services[a]	2	1	1
	12	11	11

Under SEC regulations analysed as:
Audit	11	10	10
Other audit-related	1	1	1
	12	11	11
a.Other assurance services consists of controls assurance engagements, assurance services connected with the issue of bonds and audit of System
Fund financial information